SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
SEGMENT INFORMATION [Abstract]
Number of reportable operating segments																	4
Sales [Abstract]
Sales	$ 1,723	[1]	$ 1,812	[2]	$ 1,885	[3]	$ 1,758	[4]	$ 1,463	[5]	$ 1,507	[6]	$ 1,502	[7]	$ 1,370	[8]	$ 7,178		$ 5,842		$ 4,396
Operating Earnings (loss) [Abstract]
Operating Earnings (loss)																	937		844		276
Assets by Segment [Abstract]
Assets by Segment	6,184								5,986								6,184		5,986		5,515
Depreciation Expense by Segment [Abstract]
Depreciation expense by Segment																	261		238		227
Capital Expenditures by Segment [Abstract]
Capital expenditure by Segment																	457		243		310
Asset impairments and restructuring charges, net related to severance charges	0	[1]	7	[2]	(15)	[3]	0	[4]	26	[5]	0	[6]	3	[7]	0	[8]	(8)		29		196
MTM adjustment for pension and OPEB plans actuarial net losses																	144		53		91
Portion related to discontinuance of the Beaumont, Texas industrial gasification project																	0		8		179
Gain (Loss) on Disposition of Property																	15		0		0
Geographic Information [Abstract]
Sales	1,723	[1]	1,812	[2]	1,885	[3]	1,758	[4]	1,463	[5]	1,507	[6]	1,502	[7]	1,370	[8]	7,178		5,842		4,396
Long lived assets, net	3,107								3,219								3,107		3,219		3,110
United States [Member]
Sales [Abstract]
Sales																	3,662		2,826		2,189
Geographic Information [Abstract]
Sales																	3,662		2,826		2,189
Long lived assets, net	2,687	[9]							2,790	[9]							2,687	[9]	2,790	[9]	2,789	[9]
All Foreign Countries [Member]
Sales [Abstract]
Sales																	3,516		3,016		2,207
Geographic Information [Abstract]
Sales																	3,516		3,016		2,207
Long lived assets, net	420								429								420		429		321
CASPI [Member]
Sales [Abstract]
Sales																	1,844		1,574		1,217
Operating Earnings (loss) [Abstract]
Operating Earnings (loss)																	354	[10]	312	[10]	239	[10]
Assets by Segment [Abstract]
Assets by Segment	1,373	[11]							1,280	[11]							1,373	[11]	1,280	[11]	1,113	[11]
Depreciation Expense by Segment [Abstract]
Depreciation expense by Segment																	60		56		56
Capital Expenditures by Segment [Abstract]
Capital expenditure by Segment																	74		39		42
Asset impairments and restructuring charges, net related to severance charges																			6		3
Geographic Information [Abstract]
Sales																	1,844		1,574		1,217
CASPI [Member] | Polymers Product Line [Member]
Product Information [Line Items]
Sales Revenue, Goods, Net, Percentage	20.00%								20.00%								20.00%		20.00%		15.00%
CASPI [Member] | Resins Product Line [Member]
Product Information [Line Items]
Sales Revenue, Goods, Net, Percentage	35.00%								35.00%								35.00%		35.00%		35.00%
CASPI [Member] | Solvents Product Line [Member]
Product Information [Line Items]
Sales Revenue, Goods, Net, Percentage	45.00%								45.00%								45.00%		45.00%		50.00%
Fibers [Member]
Sales [Abstract]
Sales																	1,279		1,142		1,032
Operating Earnings (loss) [Abstract]
Operating Earnings (loss)																	365	[12]	339	[12]	308	[12]
Assets by Segment [Abstract]
Assets by Segment	921	[11]							874	[11]							921	[11]	874	[11]	726	[11]
Depreciation Expense by Segment [Abstract]
Depreciation expense by Segment																	65		59		59
Capital Expenditures by Segment [Abstract]
Capital expenditure by Segment																	51		39		29
Asset impairments and restructuring charges, net related to severance charges																			3		4
Geographic Information [Abstract]
Sales																	1,279		1,142		1,032
Fibers [Member] | Acetate Tow Product Line [Member]
Product Information [Line Items]
Sales Revenue, Goods, Net, Percentage	80.00%								80.00%								80.00%		80.00%		80.00%
Fibers [Member] | Other Chemicals Product Line [Member]
Product Information [Line Items]
Sales Revenue, Goods, Net, Percentage	20.00%								20.00%								20.00%		20.00%		20.00%
Performance Polymers [Member]
Assets by Segment [Abstract]
Assets by Segment	0	[11],[9]							0	[11],[9]							0	[11],[9]	0	[11],[9]	575	[11],[9]
Corporate Assets [Member]
Assets by Segment [Abstract]
Assets by Segment	1,225	[13],[9]							966	[11],[13]							1,225	[13],[9]	966	[11],[13]	1,347	[11],[13]
PCI [Member]
Sales [Abstract]
Sales																	2,860		2,083		1,398
Operating Earnings (loss) [Abstract]
Operating Earnings (loss)																	315	[14]	244	[14]	59	[14]
Assets by Segment [Abstract]
Assets by Segment	1,471	[11]							1,235	[11]							1,471	[11]	1,235	[11]	844	[11]
Depreciation Expense by Segment [Abstract]
Depreciation expense by Segment																	72		60		57
Capital Expenditures by Segment [Abstract]
Capital expenditure by Segment																	107		61		49
Asset impairments and restructuring charges, net related to severance charges																	7		7		6
Geographic Information [Abstract]
Sales																	2,860		2,083		1,398
Product Information [Line Items]
Number of Products																	200
PCI [Member] | Olefin Based Chemistries Product Line [Member]
Product Information [Line Items]
Sales Revenue, Goods, Net, Percentage	70.00%								65.00%								70.00%		65.00%		50.00%
PCI [Member] | Acetyl Based Chemistries Product Line [Member]
Product Information [Line Items]
Sales Revenue, Goods, Net, Percentage	20.00%								20.00%								20.00%		20.00%		35.00%
PCI [Member] | Other Chemicals Product Line [Member]
Product Information [Line Items]
Sales Revenue, Goods, Net, Percentage	10.00%								15.00%								10.00%		15.00%		15.00%
Specialty Plastics [Member]
Sales [Abstract]
Sales																	1,195		1,043		749
Operating Earnings (loss) [Abstract]
Operating Earnings (loss)																	125	[15]	103	[15]	24	[15]
Assets by Segment [Abstract]
Assets by Segment	1,194	[11]							1,017	[11]							1,194	[11]	1,017	[11]	910	[11]
Depreciation Expense by Segment [Abstract]
Depreciation expense by Segment																	62		61		53
Capital Expenditures by Segment [Abstract]
Capital expenditure by Segment																	193		73		125
Asset impairments and restructuring charges, net related to severance charges																			5		4
Geographic Information [Abstract]
Sales																	1,195		1,043		749
Specialty Plastics [Member] | Specialty Copolyesters Product Line [Member]
Product Information [Line Items]
Sales Revenue, Goods, Net, Percentage	80.00%								80.00%								80.00%		80.00%		80.00%
Specialty Plastics [Member] | Cellulosic And Cellulosic Plastics Product Line[Member]
Product Information [Line Items]
Sales Revenue, Goods, Net, Percentage	20.00%								20.00%								20.00%		20.00%		20.00%
Other Segments [Member]
Operating Earnings (loss) [Abstract]
Operating Earnings (loss)																	222	[16],[17]	154	[16],[17]	354	[16],[17]
Depreciation Expense by Segment [Abstract]
Depreciation expense by Segment																	2	[17]	2	[17]	2	[17]
Capital Expenditures by Segment [Abstract]
Capital expenditure by Segment																	32	[17],[18]	31	[17],[18]	65	[17],[18]
Assets Held-for-sale [Member]
Assets by Segment [Abstract]
Assets by Segment	0	[11],[9]							614	[11],[9]							0	[11],[9]	614	[11],[9]	0	[11],[9]
All Operating Segments [Member]
Operating Earnings (loss) [Abstract]
Operating Earnings (loss)																	1,159		998		630
Assets by Segment [Abstract]
Assets by Segment	4,959								4,406								4,959		4,406		4,168
Depreciation Expense by Segment [Abstract]
Depreciation expense by Segment																	259		236		225
Capital Expenditures by Segment [Abstract]
Capital expenditure by Segment																	$ 425		$ 212		$ 245

[1]	For quarter ended December 31, 2011, the retrospective change from the accounting change for pension and OPEB plans, which included $159 million loss for MTM adjustments, decreased gross profit $120 million, earnings from continuing operations and net earnings $88 million, and basic and diluted earnings per share for both earnings from continuing operations and net earnings $0.64 and $0.62, respectively.
[2]	For quarter ended September 30, 2011, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $13 million, earnings from continuing operations and net earnings $9 million, and basic and diluted earnings per share for earnings from continuing operations and net earnings $0.06.
[3]	For quarter ended June 30, 2011, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $11 million, earnings from continuing operations and net earnings $9 million, and basic and diluted earnings per share for earnings from continuing operations and net earnings $0.06.
[4]	For quarter ended March 31, 2011, the retrospective change from the accounting change for pension and OPEB plans, which included $15 million gain for MTM adjustments, increased gross profit $25 million, earnings from continuing operations $19 million, earnings from discontinued operations, net of tax $1 million, net earnings $20 million, basic and diluted earnings per share from continuing operations $0.13, basic and diluted earnings per share from discontinued operations $0.02 and $0.01, respectively, and basic and diluted net earnings per share $0.15 and $0.14, respectively.
[5]	For quarter ended December 31, 2010, the retrospective change from the accounting change for pension and OPEB plans, which included losses of $53 million and $10 million for MTM adjustments for continuing operations and discontinued operations, respectively, decreased gross profit $36 million, earnings (loss) from continuing operations $25 million, earnings (loss) from discontinued operations, net of tax $6 million, net earnings (loss) $31 million, basic and diluted earnings (loss) per share from continuing operations $0.18 and $0.17, respectively, basic and diluted earnings (loss) per share from discontinued operations $0.04, and basic and diluted earnings (loss) per share for net earnings (loss) $0.22 and $0.21, respectively.
[6]	For quarter ended September 30, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $8 million, earnings from continuing operations $5 million, earnings from discontinued operations, net of tax $1 million, net earnings $6 million, basic and diluted earnings per share from continuing operations $0.04 and $0.03, respectively, diluted earnings per share from discontinued operations $0.01, and basic and diluted earnings per share for net earnings $0.04.
[7]	For quarter ended June 30, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $6 million, earnings from continuing operations and net earnings $6 million, basic and diluted earnings per share for earnings from continuing operations $0.03 and $0.04, respectively, basic earnings per share for earnings from discontinued operations $0.01, and basic and diluted earnings per share for net earnings $0.04.
[8]	For quarter ended March 31, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $7 million, earnings from continuing operations $5 million, earnings from discontinued operations, net of tax $1 million, net earnings $6 million, basic and diluted earnings per share for earnings from continuing operations and net earnings $0.04.
[9]	The Performance Polymers assets were classified as assets held for sale as of December 31, 2010, as a result of the definitive agreement with DAK Americas, LLC, to sell and subsequent sale in first quarter 2011 of the PET business, related assets at the Columbia, South Carolina site, and technology of its Performance Polymers segment. For more information regarding assets held for sale, see Note 3, "Discontinued Operations and Assets Held for Sale".
[10]	CASPI includes $6 million and $3 million in 2010 and 2009, respectively, in restructuring charges related to severance.
[11]	The chief operating decision maker holds segment management accountable for accounts receivable, inventory, fixed assets, goodwill, and intangible assets.
[12]	Fibers includes $3 million and $4 million in 2010 and 2009, respectively, in restructuring charges related to severance.
[13]	For more information regarding the impairment of Beaumont, Texas industrial gasification project, see Note 18 "Asset Impairments and Restructuring Charges (Gains), Net".
[14]	PCI includes $7 million, $7 million, and $6 million in 2011, 2010, and 2009, respectively, in restructuring charges related to severance.
[15]	Specialty Plastics includes $5 million and $4 million in 2010 and 2009, respectively, in restructuring charges related to severance.
[16]	Other includes a $15 million gain in 2011 from the sale of the previously impaired methanol and ammonia assets related to the terminated Beaumont, Texas industrial gasification project as well as $8 million and $179 million in 2010 and 2009, respectively, in asset impairments and restructuring charges, net, related to the discontinued industrial gasification project in Beaumont, Texas.
[17]	Other includes MTM pension and OPEB adjustments for actuarial net losses of $144 million, $53 million, and $91 million in 2011, 2010, and 2009, respectively.
[18]	Other includes $24 million and $27 million, for 2010 and 2009, respectively, of capital expenditures in the discontinued Performance Polymers segment. For more information regarding assets held for sale, see Note 3, "Discontinued Operations and Assets Held for Sale."